Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 170,960	$ 265,649
Restricted cash	4,835
Accounts receivable, net of allowances of $543 and $599 as of December 31, 2013 and 2014, respectively	7,148	17,100
Notes receivable, net	429	58
Inventories, net	10,096	13,576
Prepaid expenses and other current assets	31,103	10,436
Assets held for sale	11,949
Total current assets	236,520	306,819
Property, plant and equipment, net	143,661	94,282
Land use rights, net	10,247	10,729
Acquired intangible assets, net	5,529	2,798
Other non-current assets	21,639
TOTAL ASSETS	417,596	414,628
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	15,377	14,247
Notes payable (including notes payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	9,670
Amount due to a related party (including amount due to related party of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	178
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	14,734	15,350
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $189 and $196 as of December 31, 2013 and 2014, respectively)	24,295	21,302
Advance from customers (including advance from customers of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	8,602	9,525
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	9,685	3,854
Income tax payable (including income tax payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $22 and $46 as of December 31, 2013 and 2014, respectively)	452	254
Put option liability (including put option of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	2,040	1,830
Total current liabilities	85,033	66,362
Long-term loans (including long-term loans of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2013 and 2014, respectively)	4,319	290
Total liabilities	89,352	66,652
Commitments (Note 24)
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	16	16
Additional paid-in capital	144,836	144,083
Accumulated other comprehensive income	48,068	55,841
Statutory reserves	23,755	23,730
Retained earnings	76,953	90,409
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	293,628	314,079
Noncontrolling interests	34,616	33,897
Total equity	328,244	347,976
TOTAL LIABILITIES AND EQUITY	$ 417,596	$ 414,628